Accrued liabilities and payables	9 Months Ended
Sep. 30, 2021
Accrued liabilities and payables
Accrued liabilities and payables

10. Accrued liabilities and payables

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Accrued operating and administrative expenses	$4,277	$3,042
Accrued interest	2,394	2,641
Current tax payable	1,149	469
Current portion – provision for tax uncertainty (note 6)	2,641	—
Refund liabilities (note 4)	1,399	891
Lease liability	64	39
Other accruals and payables	800	150
Total accrued liabilities and other payables	$12,724	$7,232